Fair Value Measurements - Summary of Fair Value Hierarchy for Liabilities (Detail) - Not measured at fair value in statement of financial position but for which fair value is disclosed [Member]
$ in Millions
Dec. 31, 2019 CAD ($)
Disclosure of fair value measurement of liabilities [line items]
Notes payable	$ 88.7
Significant other observable inputs [member]
Disclosure of fair value measurement of liabilities [line items]
Notes payable	$ 89.5